Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 595,000
Previously Paid Amount	0.00
Total Fee Amount	51.76
Total Offset Amount	0.00
Net Fee	51.76
Narrative - Max Aggregate Offering Price	$ 595,000
Final Prospectus	true